Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS
Net Income (Numerator)	$ 133,932	$ 136,726	$ 153,151
Shares (Denominator)	65,967,989	66,411,193	66,872,500
Per Share Amount	$ 2.03	$ 2.06	$ 2.29
Diluted EPS
Net Income (Numerator)	$ 133,932	$ 136,726	$ 153,151
Potential dilutive common shares and warrants	345,501	225,160	183,956
Shares (Denominator)	66,313,490	66,636,353	67,056,456
Per Share Amount (in dollars per share)	$ 2.02	$ 2.05	$ 2.28